UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2032

MFS SERIES TRUST XVI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

September 30, 2014

MFS® GLOBAL MULTI-ASSET FUND

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 45.5%
Asset-Backed & Securitized - 1.6%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49		$62,408	$66,670
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/49		30,000	31,457
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.892%, 6/15/39		32,000	33,749
Credit Suisse Mortgage Capital Certificate, 5.311%, 12/15/39		42,874	45,768
Goldman Sachs Mortgage Securities Corp., FRN, 5.99%, 8/10/45		63,488	69,335
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/39		25,000	26,441
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.98%, 6/15/49		63,042	68,294
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.98%, 6/15/49		40,577	42,588
Morgan Stanley Capital I Trust, “AM”, FRN, 5.868%, 4/15/49		30,000	31,436
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.14%, 2/15/51		49,967	53,861

			$469,599
Automotive - 0.3%
Lear Corp., 5.375%, 3/15/24		$5,000	$5,019
Renault S.A., 3.625%, 9/19/18	EUR	15,000	20,395
Toyota Motor Credit Corp., 0.875%, 7/17/15		$50,000	50,218
TRW Automotive, Inc., 4.5%, 3/01/21 (n)		5,000	5,063
Volkswagen International Finance N.V., 3.875% to 9/04/18, FRN to 9/29/49	EUR	10,000	13,294

			$93,989
Biotechnology - 0.1%
Life Technologies Corp., 6%, 3/01/20		$32,000	$36,938

Broadcasting - 0.1%
Discovery Communications, Inc., 4.875%, 4/01/43		$20,000	$19,790
ProSiebenSat.1 Media AG, 2.625%, 4/15/21	EUR	10,000	12,984

			$32,774
Building - 0.1%
Mohawk Industries, Inc., 6.125%, 1/15/16		$19,000	$20,211
Owens Corning, Inc., 6.5%, 12/01/16		5,000	5,508
Owens Corning, Inc., 4.2%, 12/15/22		9,000	9,160

			$34,879
Business Services - 0.1%
Fidelity National Information Services, Inc., 3.875%, 6/05/24		$17,000	$16,982

Cable TV - 0.4%
Comcast Corp., 4.65%, 7/15/42		$16,000	$16,522
Cox Communications, Inc., 3.25%, 12/15/22 (n)		12,000	11,656
NBCUniversal Media LLC, 5.15%, 4/30/20		50,000	56,769
Shaw Communications, Inc., 5.65%, 10/01/19	CAD	10,000	10,034
SIRIUS XM Radio, Inc., 5.75%, 8/01/21 (n)		$35,000	35,175
Videotron Ltd., 5.375%, 6/15/24 (n)		5,000	4,950

			$135,106
Chemicals - 0.3%
Bayer AG, 3% to 7/01/20, FRN to 7/01/75	EUR	10,000	$12,820
CF Industries, Inc., 5.15%, 3/15/34		$8,000	8,430
Dow Chemical Co., 8.55%, 5/15/19		10,000	12,568
FMC Corp., 4.1%, 2/01/24		10,000	10,339
NOVA Chemicals Corp., 5.25%, 8/01/23 (n)		45,000	46,800

			$90,957

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Computer Software - 0.1%
Oracle Corp., 3.4%, 7/08/24		$12,000	$11,962
VeriSign, Inc., 4.625%, 5/01/23		5,000	4,825

			$16,787
Conglomerates - 0.1%
Roper Industries, Inc., 1.85%, 11/15/17		$5,000	$5,018
Siemens Financierings N.V., 5.25% to 9/14/16, FRN to 9/14/66	EUR	10,000	13,601
Siemens Financierings N.V., 6.125% to 9/14/16, FRN to 9/14/66	GBP	5,000	8,612

			$27,231
Consumer Services - 0.0%
Service Corp. International, 5.375%, 5/15/24 (n)		$10,000	$10,025

Containers - 0.0%
Ball Corp., 5%, 3/15/22		$5,000	$5,025
Ball Corp., 4%, 11/15/23		7,000	6,510

			$11,535
Electronics - 0.0%
Tyco Electronics Group S.A., 2.375%, 12/17/18		$11,000	$11,025

Emerging Market Quasi-Sovereign - 0.1%
Petroleos Mexicanos, 3.125%, 1/23/19 (z)		$12,000	$12,300
Petroleos Mexicanos, 5.5%, 1/21/21		20,000	22,010

			$34,310
Emerging Market Sovereign - 0.3%
Republic of Turkey, 8%, 2/14/34		$20,000	$25,650
United Mexican States, 8.5%, 5/31/29	MXN	740,000	64,941

			$90,591
Energy - Independent - 0.1%
Apache Corp., 4.75%, 4/15/43		$7,000	$6,995
Cimarex Energy Co., 4.375%, 6/01/24		10,000	10,075
Continental Resources, Inc., 4.9%, 6/01/44		5,000	4,874
EOG Resources, Inc., 2.625%, 3/15/23		7,000	6,680

			$28,624
Energy - Integrated - 0.2%
Eni S.p.A., 4%, 6/29/20	EUR	50,000	$73,669

Financial Institutions - 0.2%
CIT Group, Inc., 3.875%, 2/19/19		$32,000	$31,440
International Lease Finance Corp., 7.125%, 9/01/18 (n)		13,000	14,625
SLM Corp., 6.25%, 1/25/16		11,000	11,418
SLM Corp., 4.875%, 6/17/19		2,000	2,000

			$59,483
Food & Beverages - 0.3%
Anheuser-Busch InBev S.A., 5.375%, 1/15/20		$50,000	$56,409
Conagra Foods, Inc., 3.2%, 1/25/23		13,000	12,468
Tyson Foods, Inc., 5.15%, 8/15/44		3,000	3,104
Wm. Wrigley Jr. Co., 2.9%, 10/21/19 (n)		5,000	5,070

			$77,051

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Food & Drug Stores - 0.0%
CVS Health Corp., 3.375%, 8/12/24		$8,000	$7,886

Forest & Paper Products - 0.1%
Georgia-Pacific LLC, 5.4%, 11/01/20 (n)		$25,000	$28,250

Gaming & Lodging - 0.0%
Wyndham Worldwide Corp., 5.625%, 3/01/21		$11,000	$12,213

Insurance - 0.3%
Aviva PLC, 5.7% to 9/29/15, FRN to 9/29/49	EUR	10,000	$12,941
CNP Assurances S.A., 6% to 9/14/20, FRN to 9/14/40	EUR	50,000	71,616
UnumProvident Corp., 6.85%, 11/15/15 (n)		$20,000	21,231

			$105,788
Insurance - Property & Casualty - 0.4%
Aon Corp., 6.25%, 9/30/40		$20,000	$25,066
Berkshire Hathaway, Inc., 4.5%, 2/11/43		15,000	15,231
Chubb Corp., 6.375% to 4/15/17, FRN to 3/29/67		40,000	43,850
Clerical Medical Finance PLC, 4.25% to 6/24/15, FRN to 6/29/49	EUR	15,000	18,993
Marsh & McLennan Cos., Inc., 2.55%, 10/15/18		$6,000	6,102
Marsh & McLennan Cos., Inc., 3.5%, 6/03/24		8,000	8,027

			$117,269
International Market Quasi-Sovereign - 0.1%
Statoil A.S.A., 4.25%, 11/23/41		$20,000	$19,986
Statoil A.S.A., FRN, 0.523%, 5/15/18		11,000	11,001

			$30,987
International Market Sovereign - 18.1%
Commonwealth of Australia, 5.75%, 5/15/21	AUD	304,000	$306,516
Federal Republic of Germany, 3.25%, 7/04/21	EUR	148,000	222,592
Federal Republic of Germany, 6.25%, 1/04/30	EUR	97,000	203,278
Federal Republic of Germany, 2.5%, 7/04/44	EUR	41,000	59,486
Government of Canada, 4.5%, 6/01/15	CAD	146,000	133,387
Government of Canada, 4.25%, 6/01/18	CAD	146,000	143,577
Government of Canada, 3.25%, 6/01/21	CAD	108,000	105,325
Government of Canada, 5.75%, 6/01/33	CAD	53,000	69,789
Government of Canada, 4%, 6/01/41	CAD	17,000	19,026
Government of Japan, 2%, 3/20/52	JPY	3,000,000	29,437
Government of Japan, 1.1%, 6/20/20	JPY	49,650,000	475,704
Government of Japan, 2.1%, 9/20/24	JPY	50,850,000	534,496
Government of Japan, 2.2%, 9/20/27	JPY	19,250,000	206,573
Government of Japan, 2.4%, 3/20/37	JPY	8,700,000	93,561
Government of New Zealand, 5%, 3/15/19	NZD	126,000	102,402
Government of New Zealand, 5.5%, 4/15/23	NZD	34,000	29,086
Government of Norway, 3.75%, 5/25/21	NOK	168,000	29,031
Kingdom of Belgium, 4.25%, 9/28/21	EUR	138,000	216,820
Kingdom of Belgium, 4%, 3/28/32	EUR	12,000	19,698
Kingdom of Denmark, 3%, 11/15/21	DKK	230,000	45,661
Kingdom of Spain, 5.4%, 1/31/23	EUR	29,000	46,785
Kingdom of Spain, 5.5%, 7/30/17	EUR	63,000	90,696
Kingdom of Spain, 4.6%, 7/30/19	EUR	174,000	258,249
Kingdom of Sweden, 5%, 12/01/20	SEK	735,000	126,661
Kingdom of Sweden, 3.5%, 6/01/22	SEK	220,000	35,666
Kingdom of the Netherlands, 3.5%, 7/15/20	EUR	159,000	236,411

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	56,000	$105,943
Republic of Austria, 1.75%, 10/20/23	EUR	74,000	99,651
Republic of Finland, 3.875%, 9/15/17	EUR	43,000	60,505
Republic of France, 6%, 10/25/25	EUR	75,000	139,391
Republic of France, 4.75%, 4/25/35	EUR	51,000	93,150
Republic of Ireland, 5.4%, 3/13/25 (e)	EUR	66,000	111,046
Republic of Italy, 5.25%, 8/01/17	EUR	219,000	312,594
Republic of Italy, 3.75%, 3/01/21	EUR	190,000	273,001
United Kingdom Treasury, 5%, 3/07/18	GBP	107,000	194,395
United Kingdom Treasury, 4.25%, 12/07/27	GBP	42,000	80,335
United Kingdom Treasury, 4.25%, 3/07/36	GBP	76,000	148,304
United Kingdom Treasury, 3.25%, 1/22/44	GBP	15,000	25,193

			$5,483,421
Machinery & Tools - 0.0%
United Rentals North America, Inc., 5.75%, 11/15/24		$5,000	$5,063

Major Banks - 1.1%
Bank of America Corp., 7.625%, 6/01/19		$50,000	$60,403
Bank of America Corp., 4.125%, 1/22/24		12,000	12,229
Bank of America Corp., FRN, 5.2%, 12/31/49		3,000	2,820
Credit Agricole S.A., 7.875% to 10/26/19, FRN to 10/29/49	EUR	50,000	75,467
Goldman Sachs Group, Inc., 5.75%, 1/24/22		$32,000	36,390
JPMorgan Chase & Co., 4.25%, 10/15/20		27,000	28,807
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 1/29/49		12,000	12,606
Morgan Stanley, 3.875%, 4/29/24		11,000	10,989
PNC Financial Services Group, Inc., FRN, 6.75%, 12/31/49		50,000	55,250
Regions Financial Corp., 2%, 5/15/18		14,000	13,835
Wells Fargo & Co., 5.9% to 6/15/24, FRN to 12/29/49		12,000	12,225

			$321,021
Medical & Health Technology & Services - 0.3%
Davita, Inc., 6.625%, 11/01/20		$36,000	$37,755
Express Scripts Holding Co., 2.65%, 2/15/17		40,000	41,132
Fresenius US Finance II, Inc., 4.25%, 2/01/21 (n)		3,000	3,023

			$81,910
Metals & Mining - 0.4%
Barrick Gold Corp., 4.1%, 5/01/23		$10,000	$9,609
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)		17,000	18,456
Cameco Corp., 5.67%, 9/02/19	CAD	20,000	19,955
Consol Energy, Inc., 5.875%, 4/15/22 (n)		$14,000	13,790
Plains Exploration & Production Co., 6.875%, 2/15/23		31,000	35,185
Southern Copper Corp., 6.75%, 4/16/40		21,000	23,345

			$120,340
Midstream - 0.5%
Access Midstream Partner LP, 4.875%, 3/15/24		$10,000	$10,225
El Paso Corp., 7.75%, 1/15/32		5,000	6,138
Enbridge, Inc., 3.19%, 12/05/22	CAD	10,000	8,952
Energy Transfer Partners LP, 4.65%, 6/01/21		$27,000	28,668
Energy Transfer Partners LP, 3.6%, 2/01/23		10,000	9,734
Enterprise Products Operating LLC, 3.9%, 2/15/24		6,000	6,089
Kinder Morgan Energy Partners LP, 5.4%, 9/01/44		6,000	5,900
ONEOK, Inc., 4.25%, 2/01/22		10,000	9,859

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Midstream - continued
Spectra Energy Partners LP, 4.75%, 3/15/24		$27,000	$28,959
Sunoco Logistics Partners LP, 5.3%, 4/01/44		7,000	7,142
TransCanada PipeLines Ltd., 5.1%, 1/11/17	CAD	10,000	9,579
Williams Cos., Inc., 3.7%, 1/15/23		$15,000	14,169

			$145,414
Mortgage-Backed - 1.3%
Fannie Mae, 5.134%, 2/01/16		$27,336	$28,527
Fannie Mae, 5.732%, 7/01/16		24,564	26,141
Fannie Mae, 5.05%, 1/01/17		28,011	29,724
Fannie Mae, 4.5%, 3/01/34		84,178	91,505
Fannie Mae, 5.5%, 1/01/37		14,233	15,837
Fannie Mae, 6%, 12/01/37 - 6/01/38		12,548	14,167
Fannie Mae, 4%, 2/01/41		37,736	39,822
Fannie Mae, 3.5%, 5/01/43		75,039	77,055
Freddie Mac, 3.882%, 11/25/17		40,000	42,663
Freddie Mac, 2.313%, 3/25/20		24,000	24,067

			$389,508
Network & Telecom - 0.3%
British Telecom PLC, 5.75%, 12/07/28	GBP	5,000	$9,562
Deutsche Telekom International Finance B.V., 4.875%, 4/22/25	EUR	10,000	16,243
Telecom Italia Finance S.A., 7.75%, 1/24/33	EUR	5,000	8,145
Verizon Communications, Inc., 5.15%, 9/15/23		$11,000	12,181
Verizon Communications, Inc., 6.4%, 9/15/33		9,000	10,964
Verizon Communications, Inc., 5.05%, 3/15/34		9,000	9,536
Verizon Communications, Inc., 6.55%, 9/15/43		12,000	14,993

			$81,624
Other Banks & Diversified Financials - 0.4%
Banco de Credito del Peru, 6.125% to 4/24/22, FRN to 4/24/27 (n)		$20,000	$21,350
BB&T Corp., 3.95%, 4/29/16		40,000	42,016
Discover Bank, 4.25%, 3/13/26		8,000	8,184
Macquarie Group Ltd., 6.25%, 1/14/21 (n)		20,000	22,621
Rabobank Nederland N.V., 4%, 9/19/22	GBP	5,000	8,603
U.S. Bancorp, 2.95%, 7/15/22		$6,000	5,821

			$108,595
Pharmaceuticals - 0.4%
Celgene Corp., 1.9%, 8/15/17		$13,000	$13,096
Forest Laboratories, Inc., 4.375%, 2/01/19 (n)		15,000	15,788
Gilead Sciences, Inc., 3.7%, 4/01/24		13,000	13,279
Mylan, Inc., 2.55%, 3/28/19		4,000	3,978
Teva Pharmaceutical Finance B.V., 2.95%, 12/18/22		14,000	13,341
Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/21 (n)		27,000	26,899
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)		10,000	10,550
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17		12,000	11,897

			$108,828
Printing & Publishing - 0.1%
Gannett Co., Inc., 5.125%, 10/15/19 (n)		$15,000	$15,150
Moody’s Corp., 4.875%, 2/15/24		16,000	17,256

			$32,406

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Real Estate - Apartment - 0.0%
AvalonBay Communities, Inc., REIT, 3.625%, 10/01/20		$2,000	$2,079

Real Estate - Healthcare - 0.0%
HCP, Inc., REIT, 3.875%, 8/15/24		$7,000	$6,857

Real Estate - Office - 0.0%
Boston Properties, Inc., REIT, 3.125%, 9/01/23		$14,000	$13,457

Real Estate - Retail - 0.2%
Hammerson PLC, REIT, 6%, 2/23/26	GBP	5,000	$9,734
Simon Property Group, Inc., REIT, 5.65%, 2/01/20		$50,000	57,543

			$67,277
Restaurants - 0.0%
YUM! Brands, Inc., 5.35%, 11/01/43		$8,000	$8,701

Retailers - 0.3%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44		$10,000	$9,792
Gap, Inc., 5.95%, 4/12/21		30,000	34,118
Home Depot, Inc., 5.95%, 4/01/41		25,000	31,144
Limited Brands, Inc., 7%, 5/01/20		25,000	27,750

			$102,804
Telecommunications - Wireless - 0.1%
American Tower Corp., REIT, 4.7%, 3/15/22		$4,000	$4,187
American Tower Corp., REIT, 3.5%, 1/31/23		11,000	10,457
Crown Castle International Corp., 5.25%, 1/15/23		18,000	17,843
Rogers Communications, Inc., 5%, 3/15/44		6,000	6,117

			$38,604
Telephone Services - 0.1%
TELUS Corp., 5.05%, 7/23/20	CAD	20,000	$19,875

Tobacco - 0.2%
Altria Group, Inc., 2.85%, 8/09/22		$30,000	$28,735
Lorillard Tobacco Co., 8.125%, 6/23/19		11,000	13,456
Philip Morris International, Inc., 4.875%, 11/15/43		8,000	8,505

			$50,696
Transportation - Services - 0.1%
ERAC USA Finance Co., 2.75%, 3/15/17 (n)		$5,000	$5,151
ERAC USA Finance Co., 7%, 10/15/37 (n)		20,000	26,416

			$31,567
U.S. Government Agencies and Equivalents - 0.3%
Small Business Administration, 4.57%, 6/01/25		$46,761	$49,855
Small Business Administration, 2.22%, 3/01/33		34,958	33,655

			$83,510
U.S. Treasury Obligations - 15.3%
U.S. Treasury Bonds, 3.625%, 2/15/44		$25,000	$27,016
U.S. Treasury Bonds, TIPS, 0.125%, 7/15/24		111,376	106,933
U.S. Treasury Bonds, TIPS, 0.125%, 4/15/17 (f)		222,380	225,333
U.S. Treasury Bonds, TIPS, 1.625%, 1/15/18		64,823	68,839
U.S. Treasury Bonds, TIPS, 1.125%, 1/15/21 (f)		113,270	118,809

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Bonds, TIPS, 0.375%, 7/15/23		$203,730	$201,518
U.S. Treasury Bonds, TIPS, 0.625%, 1/15/24		252,207	253,468
U.S. Treasury Bonds, TIPS, 2.375%, 1/15/25 (f)		130,187	152,481
U.S. Treasury Bonds, TIPS, 2%, 1/15/26		105,634	120,233
U.S. Treasury Bonds, TIPS, 2.375%, 1/15/27 (f)		69,704	82,501
U.S. Treasury Bonds, TIPS, 1.75%, 1/15/28		77,333	86,075
U.S. Treasury Bonds, TIPS, 3.625%, 4/15/28 (f)		57,449	78,013
U.S. Treasury Bonds, TIPS, 2.5%, 1/15/29 (f)		54,375	66,367
U.S. Treasury Bonds, TIPS, 3.875%, 4/15/29		88,405	124,707
U.S. Treasury Bonds, TIPS, 3.375%, 4/15/32		32,214	44,762
U.S. Treasury Bonds, TIPS, 2.125%, 2/15/40		52,910	65,477
U.S. Treasury Bonds, TIPS, 2.125%, 2/15/41 (f)		69,628	86,627
U.S. Treasury Bonds, TIPS, 0.75%, 2/15/42		88,569	81,103
U.S. Treasury Bonds, TIPS, 0.625%, 2/15/43		67,358	59,464
U.S. Treasury Bonds, TIPS, 1.375%, 2/15/44		83,826	89,661
U.S. Treasury Notes, 3.5%, 5/15/20		112,000	121,380
U.S. Treasury Notes, 2.75%, 2/15/24		66,000	67,552
U.S. Treasury Notes, TIPS, 2%, 1/15/16		63,621	65,857
U.S. Treasury Notes, TIPS, 0.125%, 4/15/16 (f)		206,160	208,543
U.S. Treasury Notes, TIPS, 2.5%, 7/15/16		43,650	46,334
U.S. Treasury Notes, TIPS, 2.375%, 1/15/17		145,315	155,157
U.S. Treasury Notes, TIPS, 2.625%, 7/15/17		66,673	72,690
U.S. Treasury Notes, TIPS, 0.125%, 4/15/18 (f)		213,349	215,049
U.S. Treasury Notes, TIPS, 1.375%, 7/15/18		76,235	80,981
U.S. Treasury Notes, TIPS, 2.125%, 1/15/19		93,214	101,829
U.S. Treasury Notes, TIPS, 0.125%, 4/15/19		124,046	124,346
U.S. Treasury Notes, TIPS, 1.875%, 7/15/19		80,340	87,665
U.S. Treasury Notes, TIPS, 1.375%, 1/15/20 (f)		105,768	112,502
U.S. Treasury Notes, TIPS, 1.25%, 7/15/20		207,567	220,378
U.S. Treasury Notes, TIPS, 0.625%, 7/15/21		206,133	210,287
U.S. Treasury Notes, TIPS, 0.125%, 1/15/22 (f)		241,055	235,518
U.S. Treasury Notes, TIPS, 0.125%, 7/15/22 (f)		188,559	184,066
U.S. Treasury Notes, TIPS, 0.125%, 1/15/23 (f)		186,825	180,753

			$4,630,274
Utilities - Electric Power - 0.3%
Alabama Power Co., 4.15%, 8/15/44		$4,000	$3,970
CMS Energy Corp., 5.05%, 3/15/22		15,000	16,761
E.ON International Finance B.V., 6.375%, 6/07/32	GBP	5,000	10,268
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24		$3,000	3,003
PPL Capital Funding, Inc., 5%, 3/15/44		6,000	6,482
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)		4,000	4,490
Progress Energy, Inc., 7.05%, 3/15/19		30,000	35,967

			$80,941
Utilities - Water - 0.4%
Veolia Environnement S.A., 4.45% to 4/16/18, FRN to 1/29/49	EUR	100,000	$129,161
Total Bonds			$13,797,881

Common Stocks - 29.4%
Aerospace - 0.7%
Honeywell International, Inc.		815	$75,893
Precision Castparts Corp.		263	62,299
United Technologies Corp.		658	69,485

			$207,677

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Alcoholic Beverages - 0.2%
Pernod Ricard S.A.	629	$71,093

Apparel Manufacturers - 0.6%
Global Brands Group Holding Ltd. (a)	104,000	$22,903
Li & Fung Ltd.	38,000	43,164
LVMH Moet Hennessy Louis Vuitton S.A.	382	61,923
PVH Corp.	347	42,039

		$170,029
Automotive - 0.6%
Delphi Automotive PLC	1,166	$71,522
DENSO Corp.	1,100	50,700
Guangzhou Automobile Group Co. Ltd., “H”	24,000	23,212
Kia Motors Corp.	940	47,835

		$193,269
Biotechnology - 0.3%
Biogen Idec, Inc. (a)	257	$85,018

Broadcasting - 0.8%
Time Warner, Inc.	1,049	$78,895
Twenty-First Century Fox, Inc.	2,664	91,349
WPP PLC	3,139	62,787

		$233,031
Brokerage & Asset Managers - 0.5%
BlackRock, Inc.	198	$65,007
Franklin Resources, Inc.	742	40,521
Intercontinental Exchange, Inc.	282	55,004

		$160,532
Business Services - 0.6%
Accenture PLC, “A”	730	$59,364
Cognizant Technology Solutions Corp., “A” (a)	1,268	56,768
Fidelity National Information Services, Inc.	878	49,431
Gartner, Inc. (a)	249	18,294

		$183,857
Cable TV - 0.3%
Comcast Corp., “Special A”	1,243	$66,501
Time Warner Cable, Inc.	244	35,012

		$101,513
Chemicals - 0.1%
E.I. du Pont de Nemours & Co.	514	$36,885

Computer Software - 0.7%
Adobe Systems, Inc. (a)	269	$18,612
Citrix Systems, Inc. (a)	556	39,665
Dassault Systems S.A.	346	22,145
Oracle Corp.	1,193	45,668
Qlik Technologies, Inc. (a)	1,044	28,230
Salesforce.com, Inc. (a)	1,000	57,530

		$211,850

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - Systems - 1.0%
Apple, Inc. (s)	609	$61,357
CDW Corp.	564	17,512
EMC Corp. (s)	3,649	106,770
Hewlett-Packard Co. (s)	2,470	87,611
NCR Corp. (a)	617	20,614

		$293,864
Conglomerates - 0.2%
Hutchison Whampoa Ltd.	4,000	$48,423

Construction - 0.2%
Sherwin-Williams Co.	292	$63,945

Consumer Products - 0.4%
Colgate-Palmolive Co.	1,065	$69,459
L’Oreal S.A.	305	48,304

		$117,763
Consumer Services - 0.2%
Priceline Group, Inc. (a)	41	$47,502

Containers - 0.1%
Crown Holdings, Inc. (a)	678	$30,185

Electrical Equipment - 0.7%
Danaher Corp. (s)	1,647	$125,139
Siemens AG	499	59,478
W.W. Grainger, Inc.	165	41,522

		$226,139
Electronics - 0.9%
Altera Corp.	1,168	$41,791
MediaTek, Inc.	3,000	44,429
Mellanox Technologies Ltd. (a)	709	31,813
Microchip Technology, Inc.	1,001	47,277
NXP Semiconductors N.V. (a)	571	39,074
Taiwan Semiconductor Manufacturing Co. Ltd.	12,000	47,338
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	708	14,287

		$266,009
Energy - Independent - 1.2%
Anadarko Petroleum Corp.	696	$70,602
Cabot Oil & Gas Corp.	1,434	46,877
Cenovus Energy, Inc.	896	24,105
EOG Resources, Inc.	693	68,621
INPEX Corp.	2,700	38,146
Oil Search Ltd.	2,967	23,172
Pioneer Natural Resources Co.	182	35,849
Whiting Petroleum Corp. (a)	548	42,497

		$349,869
Energy - Integrated - 1.1%
BG Group PLC	3,029	$55,718
Exxon Mobil Corp. (s)	1,412	132,799
Royal Dutch Shell PLC, “A”	3,662	139,677

		$328,194

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Engineering - Construction - 0.2%
Fluor Corp.	418	$27,918
JGC Corp.	1,000	27,299

		$55,217
Food & Beverages - 1.2%
Coca-Cola Co.	2,392	$102,043
Groupe Danone	1,006	67,161
M. Dias Branco S.A. Industria e Comercio de Alimentos	784	31,267
Mondelez International, Inc.	1,953	66,920
Nestle S.A.	1,109	81,345
Want Want China Holdings Ltd.	19,000	23,686

		$372,422
Food & Drug Stores - 0.3%
CVS Health Corp.	940	$74,815
Sundrug Co. Ltd.	700	31,115

		$105,930
Gaming & Lodging - 0.1%
Sands China Ltd.	8,400	$43,813

General Merchandise - 0.4%
Dollarama, Inc.	553	$46,908
Target Corp. (s)	1,057	66,253

		$113,161
Insurance - 1.1%
AIA Group Ltd.	16,200	$83,766
American International Group, Inc.	1,375	74,278
Hiscox Ltd.	4,512	46,082
ING Groep N.V. (a)	3,156	44,890
MetLife, Inc.	1,428	76,712

		$325,728
Internet - 1.1%
eBay, Inc. (a)	425	$24,068
Facebook, Inc., “A “ (a)	949	75,009
Google, Inc., “A” (a)(s)	179	105,325
Google, Inc., “C” (a)	105	60,623
LinkedIn Corp., “A” (a)	245	50,909
Yelp, Inc. (a)	321	21,908

		$337,842
Machinery & Tools - 0.9%
Atlas Copco AB, “A”	1,731	$49,481
Eaton Corp. PLC	865	54,815
Joy Global, Inc.	950	51,813
Roper Industries, Inc.	481	70,365
Schindler Holding AG	269	36,408

		$262,882
Major Banks - 2.0%
BNP Paribas	694	$45,893
Goldman Sachs Group, Inc.	316	58,008
HSBC Holdings PLC	4,729	48,129
JPMorgan Chase & Co. (s)	1,689	101,745

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - continued
Morgan Stanley	1,549	$53,549
Royal Bank of Scotland Group PLC (a)	6,341	37,850
Standard Chartered PLC	3,190	58,766
State Street Corp.	662	48,730
Sumitomo Mitsui Financial Group, Inc.	1,400	57,072
Wells Fargo & Co.	1,749	90,721

		$600,463
Medical Equipment - 1.4%
Abbott Laboratories	2,157	$89,710
Covidien PLC	505	43,688
DENTSPLY International, Inc.	1,149	52,394
Sonova Holding AG	296	47,237
Stryker Corp.	647	52,245
Terumo Corp.	1,900	45,545
Thermo Fisher Scientific, Inc. (s)	682	82,999

		$413,818
Metals & Mining - 0.3%
Iluka Resources Ltd.	2,631	$18,106
Rio Tinto Ltd.	1,667	81,925

		$100,031
Natural Gas - Distribution - 0.4%
Centrica PLC	7,373	$36,664
China Resources Gas Group Ltd.	8,000	21,636
GDF SUEZ	1,644	41,118
Tokyo Gas Co. Ltd.	6,000	33,727

		$133,145
Natural Gas - Pipeline - 0.2%
Williams Cos., Inc.	844	$46,715

Oil Services - 0.4%
Cameron International Corp. (a)	556	$36,907
Schlumberger Ltd.	518	52,675
Technip	296	24,836

		$114,418
Other Banks & Diversified Financials - 2.5%
American Express Co.	705	$61,716
BB&T Corp.	1,009	37,545
DBS Group Holdings Ltd.	7,000	101,074
Discover Financial Services	724	46,618
Erste Group Bank AG	1,432	32,643
HDFC Bank Ltd., ADR	1,557	72,525
Julius Baer Group Ltd.	966	43,099
Kasikornbank PLC, NVDR	7,900	57,255
KBC Group N.V. (a)	925	48,831
Sberbank of Russia, ADR (a)	5,888	46,342
UBS AG	4,689	81,355
UniCredit S.p.A.	6,024	47,174
Visa, Inc., “A” (s)	453	96,657

		$772,834

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - 1.6%
Actavis PLC (a)	415	$100,131
Bayer AG	624	87,405
Novartis AG	1,731	163,022
Santen Pharmaceutical Co. Ltd.	1,300	72,779
Valeant Pharmaceuticals International, Inc. (a)	579	75,965

		$499,302
Railroad & Shipping - 0.3%
Union Pacific Corp.	721	$78,171

Real Estate - 0.2%
Intu Properties PLC, REIT	7,063	$36,950
Mitsui Fudosan Co. Ltd.	1,000	30,631

		$67,581
Restaurants - 0.2%
McDonald’s Corp.	604	$57,265

Specialty Chemicals - 0.8%
Akzo Nobel N.V.	799	$54,432
JSR Corp.	2,800	48,839
LG Chemical Ltd.	171	41,403
Linde AG	303	58,228
W.R. Grace & Co. (a)	453	41,196

		$244,098
Specialty Stores - 0.4%
L Brands, Inc.	830	$55,593
Urban Outfitters, Inc. (a)	1,417	52,004

		$107,597
Telecommunications - Wireless - 0.7%
American Tower Corp., REIT	597	$55,897
KDDI Corp.	1,400	84,160
Mobile TeleSystems OJSC (a)	3,393	23,479
Philippine Long Distance Telephone Co.	340	23,471
Vodafone Group PLC	9,748	32,133

		$219,140
Telephone Services - 0.4%
BT Group PLC	3,057	$18,726
Hellenic Telecommunications Organization S.A. (a)	2,247	29,516
Royal KPN N.V. (a)	10,023	31,996
Telecom Italia S.p.A. - Savings Shares	26,808	23,759
Verizon Communications, Inc.	617	30,844

		$134,841
Tobacco - 0.3%
Japan Tobacco, Inc.	2,500	$81,308

Trucking - 0.1%
Yamato Holdings Co. Ltd.	1,700	$31,644

Utilities - Electric Power - 0.5%
CMS Energy Corp.	2,907	$86,222
Edison International	793	44,345

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - continued
Energias do Brasil S.A.	5,219	$21,318

		$151,885
Total Common Stocks		$8,897,898

Underlying Affiliated Funds - 18.6%
MFS Commodity Strategy Fund - Class R5 (v)	492,492	$3,949,784
MFS Global Real Estate Fund - Class R5 (v)	109,750	1,693,444
Total Underlying Affiliated Funds		$5,643,228
Issuer/Expiration Date/Strike Price	Number of Contracts
Put Options Purchased - 0.2%
S&P 500 Index - December 2014 @ $1,775	44	$52,800
Intel Corp. - October 2014 @ $31	6	60
Total Put Options Purchased		$52,860
Issuer	Shares/Par
Money Market Funds - 2.9%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	880,208	$880,208
Total Investments		$29,272,075
Issuer/Expiration Date/Strike Price	Number of Contracts
Put Options Written - (0.1)%
S&P 500 Index - December 2014 @ $1,575	(44)	$(16,280)

Other Assets, Less Liabilities - 3.4%		1,048,912
Net Assets - 100.0%		$30,304,707

(a)	Non-income producing security.
(e)	Guaranteed by Minister for Finance of Ireland.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $366,529, representing 1.2% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions. At September 30, 2014, the fund had no short sales outstanding.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Petroleos Mexicanos, 3.125%, 1/23/19	1/15/14	$12,000	$12,300
% of Net assets			0%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
NVDR	Non-Voting Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	Taiwan New Dollar
ZAR	South African Rand

Derivative Contracts at 9/30/14

Forward Foreign Currency Exchange Contracts at 9/30/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Barclays Bank PLC	2,000	10/10/14	$1,862	$1,749	$113
SELL	AUD	Citibank N.A.	3,000	10/10/14	2,802	2,624	178
SELL	AUD	JPMorgan Chase Bank N.A.	971,903	11/17/14	900,103	848,174	51,929
SELL	AUD	Westpac Banking Corp.	196,525	10/10/14	182,930	171,969	10,961
BUY	BRL	Barclays Bank PLC	317,583	10/02/14	129,626	129,745	119
BUY	BRL	Citibank N.A.	324,025	12/02/14	130,000	130,178	178
SELL	BRL	Barclays Bank PLC	317,583	10/02/14	139,517	129,745	9,772
SELL	BRL	Goldman Sachs International	255,007	11/17/14	108,954	102,881	6,073
SELL	CAD	Citibank N.A.	5,000	10/10/14	4,643	4,464	179
SELL	CAD	Goldman Sachs International	134,485	10/10/14	122,480	120,055	2,425
SELL	CAD	JPMorgan Chase Bank N.A.	1,806,443	11/17/14	1,652,174	1,611,176	40,998
SELL	CAD	Merrill Lynch International	285,451	10/10/14	267,239	254,824	12,415
SELL	CHF	Citibank N.A.	2,000	10/10/14	2,239	2,095	144
SELL	CHF	JPMorgan Chase Bank N.A.	2,272,284	11/17/14	2,501,268	2,381,016	120,252
SELL	CHF	UBS AG	23,000	10/10/14	25,738	24,093	1,645
SELL	CLP	Barclays Bank PLC	9,422,250	11/17/14	16,164	15,691	473
SELL	DKK	Barclays Bank PLC	31,072	10/10/14	5,676	5,272	404
SELL	DKK	Goldman Sachs International	496,916	11/17/14	89,222	84,335	4,887

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 9/30/14 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
SELL	DKK	UBS AG	31,072	10/10/14	$5,675	$5,272	$403
SELL	EUR	Citibank N.A.	23,000	10/10/14	30,913	29,052	1,861
SELL	EUR	Credit Suisse Group	497,897	10/10/14	669,622	628,901	40,721
SELL	EUR	Deutsche Bank AG	164,877	10/10/14	220,640	208,258	12,382
SELL	EUR	Goldman Sachs International	4,518,912	10/10/14-11/17/14	6,024,711	5,709,375	315,336
SELL	EUR	Royal Bank of Scotland Group PLC	6,784	10/10/14	8,649	8,569	80
SELL	EUR	UBS AG	30,000	10/10/14	40,415	37,893	2,522
SELL	GBP	Barclays Bank PLC	1,000	10/10/14	1,631	1,621	10
SELL	GBP	Citibank N.A.	3,000	10/10/14	5,094	4,863	231
SELL	GBP	Credit Suisse Group	39,045	10/10/14	63,982	63,293	689
SELL	GBP	Goldman Sachs International	1,418,800	10/10/14-11/17/14	2,378,145	2,299,184	78,961
SELL	GBP	JPMorgan Chase Bank N.A.	218,407	11/17/14	368,441	353,929	14,512
SELL	HKD	Goldman Sachs International	209,235	11/17/14	27,000	26,944	56
SELL	HKD	JPMorgan Chase Bank N.A.	3,108,222	11/17/14	401,088	400,252	836
SELL	IDR	Barclays Bank PLC	312,390,000	11/17/14	26,054	25,438	616
SELL	ILS	Goldman Sachs International	119,919	11/17/14	34,967	32,572	2,395
SELL	ILS	JPMorgan Chase Bank N.A.	45,000	10/01/14	12,302	12,218	84
SELL	INR	Barclays Bank PLC	4,309,200	11/17/14	69,102	69,081	21
SELL	JPY	Credit Suisse Group	11,591,396	10/10/14	106,699	105,694	1,005
SELL	JPY	Deutsche Bank AG	22,765,811	10/10/14	212,511	207,586	4,925
SELL	JPY	Goldman Sachs International	333,364,464	10/10/14-11/17/14	3,251,836	3,040,509	211,327
SELL	JPY	JPMorgan Chase Bank N.A.	114,245,017	10/10/14-11/17/14	1,110,278	1,041,967	68,311
SELL	JPY	Merrill Lynch International	4,758,583	10/10/14	45,860	43,390	2,470
SELL	KRW	JPMorgan Chase Bank N.A.	297,113,460	11/17/14	285,900	280,984	4,916
SELL	MXN	Barclays Bank PLC	379,793	10/10/14	29,214	28,263	951
SELL	MXN	JPMorgan Chase Bank N.A.	1,208,722	11/14/14	90,480	89,730	750
SELL	MYR	JPMorgan Chase Bank N.A.	205,427	11/17/14	63,653	62,431	1,222
SELL	NOK	UBS AG	94,012	10/10/14	15,218	14,629	589
SELL	NZD	Credit Suisse Group	34,723	10/10/14	29,655	27,085	2,570
SELL	NZD	Deutsche Bank AG	104,000	10/10/14	88,082	81,123	6,959
SELL	NZD	Goldman Sachs International	141,711	10/10/14	123,418	110,539	12,879
SELL	NZD	JPMorgan Chase Bank N.A.	1,183,515	11/17/14	992,052	919,705	72,347
SELL	NZD	Westpac Banking Corp.	122,000	10/10/14	101,425	95,163	6,262
SELL	PLN	Goldman Sachs International	140,137	11/17/14	44,213	42,228	1,985
SELL	RUB	JPMorgan Chase Bank N.A.	1,557,773	11/17/14	41,897	38,972	2,925
SELL	SEK	Goldman Sachs International	1,717,904	10/10/14-11/17/14	246,916	238,044	8,872
SELL	SEK	Morgan Stanley Capital Services, Inc.	90,000	10/10/14	12,635	12,472	163
SELL	SGD	JPMorgan Chase Bank N.A.	157,174	11/17/14	125,777	123,203	2,574
SELL	THB	JPMorgan Chase Bank N.A.	1,524,346	11/17/14	47,179	46,911	268
SELL	TWD	Goldman Sachs International	3,794,760	11/17/14	126,610	124,791	1,819
SELL	ZAR	JPMorgan Chase Bank N.A.	1,134,445	11/17/14	103,817	99,790	4,027

							$1,154,977

Liability Derivatives
BUY	AUD	Goldman Sachs International	3,509	10/10/14	$3,268	$3,070	$(198)
BUY	AUD	JPMorgan Chase Bank N.A.	1,207,208	11/17/14	1,118,000	1,053,525	(64,475)
SELL	BRL	Barclays Bank PLC	317,583	12/02/14	127,467	127,589	(122)
BUY	CAD	Goldman Sachs International	4,000	10/10/14	3,739	3,571	(168)
BUY	CAD	JPMorgan Chase Bank N.A.	112,000	10/10/14	100,391	99,983	(408)
BUY	CHF	JPMorgan Chase Bank N.A.	239,862	11/17/14	262,000	251,339	(10,661)
BUY	CZK	Citibank N.A.	248,000	10/10/14	12,302	11,395	(907)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 9/30/14 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	EUR	Credit Suisse Group	131,481	10/10/14	$172,649	$166,075	$(6,574)
BUY	EUR	Goldman Sachs International	82,185	10/10/14	110,915	103,809	(7,106)
BUY	EUR	UBS AG	76,404	10/10/14	99,275	96,508	(2,767)
BUY	GBP	Citibank N.A.	10,000	10/10/14	17,040	16,210	(830)
BUY	GBP	Credit Suisse Group	69,155	10/10/14	118,291	112,102	(6,189)
BUY	GBP	Deutsche Bank AG	12,000	10/10/14	19,572	19,452	(120)
BUY	GBP	Merrill Lynch International	68,155	10/10/14	116,621	110,481	(6,140)
SELL	GBP	Citibank N.A.	12,000	10/10/14	19,348	19,452	(104)
BUY	ILS	JPMorgan Chase Bank N.A.	90,000	10/01/14-11/17/14	25,430	24,441	(989)
BUY	INR	Barclays Bank PLC	3,328,000	10/29/14	53,930	53,577	(353)
BUY	INR	JPMorgan Chase Bank N.A.	3,085,000	11/21/14	50,441	49,412	(1,029)
BUY	JPY	Deutsche Bank AG	66,627,874	10/10/14	656,046	607,535	(48,511)
BUY	JPY	Goldman Sachs International	65,474,136	10/10/14-11/17/14	641,471	597,166	(44,305)
BUY	JPY	JPMorgan Chase Bank N.A.	168,503,389	10/10/14-11/17/14	1,637,703	1,536,842	(100,861)
BUY	JPY	Merrill Lynch International	1,950,223	10/10/14	19,186	17,783	(1,403)
BUY	KRW	JPMorgan Chase Bank N.A.	127,309,000	10/17/14	122,690	120,560	(2,130)
BUY	MYR	JPMorgan Chase Bank N.A.	62,709	10/07/14	19,512	19,109	(403)
BUY	NOK	Deutsche Bank AG	637,000	10/10/14	103,039	99,120	(3,919)
BUY	NOK	Goldman Sachs International	6,453,671	11/17/14	1,023,637	1,002,884	(20,753)
BUY	NOK	JPMorgan Chase Bank N.A.	1,079,257	11/17/14	171,229	167,714	(3,515)
BUY	NZD	Goldman Sachs International	4,000	10/10/14	3,489	3,120	(369)
BUY	NZD	JPMorgan Chase Bank N.A.	1,658,313	10/10/14-11/17/14	1,375,194	1,289,024	(86,170)
BUY	PLN	Citibank N.A.	81,039	10/14/14	25,636	24,463	(1,173)
BUY	SEK	Goldman Sachs International	2,767,280	11/17/14	400,000	383,431	(16,569)
BUY	SEK	JPMorgan Chase Bank N.A.	3,543,551	11/17/14	511,390	490,989	(20,401)
BUY	SGD	Deutsche Bank AG	24,000	10/10/14	19,312	18,813	(499)
BUY	THB	JPMorgan Chase Bank N.A.	772,460	10/06/14	23,960	23,818	(142)
BUY	ZAR	JPMorgan Chase Bank N.A.	288,000	10/10/14	26,520	25,492	(1,028)

							$(461,291)

Futures Contracts Outstanding at 9/30/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
ASX SPI 200 Index (Short)	AUD	10	$1,156,383	December - 2014	$42,648
S&P/TSE 60 Index (Short)	CAD	1	153,793	December - 2014	5,586
CAC 40 Index (Short)	EUR	6	332,301	December - 2014	1,469
FTSE 100 Index (Short)	GBP	1	83,048	December - 2014	3,083
Mexico Bolsa Index (Short)	MXN	17	570,396	December - 2014	13,025
E-Mini S&P 500 Index (Short)	USD	14	1,375,850	December - 2014	16,338
Russell 2000 Mini Index (Short)	USD	8	877,280	December - 2014	56,696
FTSE/JSE Top 40 Index (Short)	ZAR	5	197,020	December - 2014	8,076

					$146,921

Interest Rate Futures
Canadian Government Bond 10 yr (Short)	CAD	14	$1,693,576	December - 2014	$11,201
UK Long Gilt Bond (Long)	GBP	7	1,283,919	December - 2014	4,624

					$15,825

					$162,746

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 9/30/14 - continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Equity Futures
Bovespa Index (Long)	BRL	46	$1,019,696	October - 2014	$(99,644)
AEX Index (Short)	EUR	7	743,430	October - 2014	(4,321)
FTSE/MIB Index (Long)	EUR	7	919,313	December - 2014	(3,090)
IBEX 35 Index (Long)	EUR	2	273,015	October - 2014	(723)
Hang Seng Index (Long)	HKD	8	1,175,554	October - 2014	(56,231)
Hang Seng China Enterprises Index (Long)	HKD	8	531,987	October - 2014	(14,295)
TOPIX Index (Short)	JPY	1	120,948	December - 2014	(3,375)
KOSPI 200 Index (Long)	KRW	4	487,088	December - 2014	(12,731)
OMX 30 Index (Short)	SEK	27	523,459	October - 2014	(5,873)
MSCI Singapore Index (Long)	SGD	17	984,260	October - 2014	(9,129)
TurkDEX-BIST 30 Index (Long)	TRY	208	840,799	October - 2014	(78,725)
MSCI Taiwan Index (Long)	USD	23	744,970	October - 2014	(17,119)
SGX CNX Nifty Index (Long)	USD	29	463,333	October - 2014	(11,119)

					$(316,375)

Interest Rate Futures
Australian Treasury Bond 10 yr (Short)	AUD	3	$317,300	December - 2014	$(2,708)
German Euro Bund (Short)	EUR	18	3,403,416	December - 2014	(13,755)
Japanese Government Bond 10 yr (Short)	JPY	3	3,989,241	December - 2014	(2,868)
U.S. Treasury Note 10 yr (Long)	USD	50	6,232,031	December - 2014	(43,967)

					$(63,298)

					$(379,673)

At September 30, 2014, the fund had cash collateral of $14,383 and liquid securities with an aggregate value of $1,562,643 to cover any commitments for securities sold short and/or certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

9/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts, and written options. The following is a summary of the levels used as of September 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$5,149,656	$—	$—	$5,149,656
United Kingdom	202,807	452,598	—	655,405
Japan	632,964	—	—	632,964
Switzerland	—	452,466	—	452,466
France	—	382,473	—	382,473
Hong Kong	242,069	—	—	242,069
Germany	205,111	—	—	205,111
Netherlands	39,074	131,318	—	170,392
Canada	146,978	—	—	146,978
Other Countries	641,535	271,709	—	913,244
U.S. Treasury Bonds & U. S. Government Agency and Equivalents	—	4,713,784	—	4,713,784
Non-U.S. Sovereign Debt	—	5,639,309	—	5,639,309
U.S. Corporate Bonds	—	1,771,369	—	1,771,369
Residential Mortgage-Backed Securities	—	389,508	—	389,508
Commercial Mortgage-Backed Securities	—	469,599	—	469,599
Foreign Bonds	—	814,312	—	814,312
Mutual Funds	6,523,436	—	—	6,523,436
Total Investments	$13,783,630	$15,488,445	$—	$29,272,075

Other Financial Instruments
Futures Contracts	$(215,549)	$(1,378)	$—	$(216,927)
Forward Foreign Currency Exchange Contracts	—	693,686	—	693,686
Written Options	(16,280)	—	—	(16,280)

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Of the level 2 investments presented above, equity investments amounting to $1,635,088 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$29,440,571
Gross unrealized appreciation	1,528,715
Gross unrealized depreciation	(1,697,211)
Net unrealized appreciation (depreciation)	$(168,496)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	512,603	8,091	(28,202)	492,492
MFS Global Real Estate Fund	113,231	1,423	(4,904)	109,750
MFS Institutional Money Market Portfolio	784,795	3,106,644	(3,011,231)	880,208

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(150,550)	$—	$—	$3,949,784
MFS Global Real Estate Fund	7,228	—	—	1,693,444
MFS Institutional Money Market Portfolio	—	—	194	880,208

	$(143,322)	$—	$194	$6,523,436

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2014, are as follows:

United States	73.7%
United Kingdom	9.1%
Italy	5.6%
Hong Kong	5.1%
Singapore	3.8%
Brazil	3.7%
Canada	(3.2)%
Japan	(5.9)%
Germany	(7.5)%
Other Countries	15.6%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XVI

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: November 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President
(Principal Executive Officer)

Date: November 14, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: November 14, 2014

*	Print name and title of each signing officer under his or her signature.